UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 to September 30, 2019

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

OSI ETF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 3.1%
Boeing Co. (The)	24,469	9,309,720
Huntington Ingalls Industries, Inc.	1,550	328,275
Lockheed Martin Corp.	10,850	4,232,151
Raytheon Co.	15,190	2,980,126
		16,850,272
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	9,610	814,736
Expeditors International of Washington, Inc.	6,820	506,658
United Parcel Service, Inc., Class B	44,950	5,385,909
		6,707,303
Auto Components - 0.1%
Autoliv, Inc.	3,100	244,528
Gentex Corp.	9,920	273,147
Lear Corp.	2,480	292,392
		810,067
Beverages - 4.9%
Coca-Cola Co. (The)	197,780	10,767,143
Coca-Cola European Partners plc	8,370	464,117
Molson Coors Brewing Co., Class B	5,890	338,675
PepsiCo, Inc.	106,950	14,662,845
		26,232,780
Biotechnology - 3.1%
AbbVie, Inc.	78,430	5,938,719
Amgen, Inc.	36,890	7,138,584
Gilead Sciences, Inc.	60,760	3,850,969
		16,928,272
Capital Markets - 1.0%
Franklin Resources, Inc.	43,710	1,261,471
T. Rowe Price Group, Inc.	38,130	4,356,352
		5,617,823
Chemicals - 1.3%
Air Products & Chemicals, Inc.	11,470	2,544,734
Celanese Corp.	4,960	606,558
Dow, Inc.	30,690	1,462,379
Eastman Chemical Co.	4,650	343,310
LyondellBasell Industries NV, Class A	11,160	998,485
PPG Industries, Inc.	8,990	1,065,405
		7,020,871
Commercial Services & Supplies - 0.4%
Rollins, Inc.	4,960	168,987
Waste Management, Inc.	15,190	1,746,850
		1,915,837
Communications Equipment - 3.0%
Cisco Systems, Inc.	326,430	16,128,906

Containers & Packaging - 0.3%
Avery Dennison Corp.	3,100	352,067
International Paper Co.	16,120	674,138
Packaging Corp. of America	3,720	394,692
		1,420,897
Distributors - 0.2%
Genuine Parts Co.	10,540	1,049,679

Diversified Telecommunication Services - 5.0%
AT&T, Inc.	302,250	11,437,140
Verizon Communications, Inc.	253,890	15,324,800
		26,761,940
Electric Utilities - 3.3%
Alliant Energy Corp.	8,370	451,394
American Electric Power Co., Inc.	23,560	2,207,336
Avangrid, Inc.	2,790	145,777
Duke Energy Corp.	35,030	3,357,976
Edison International	12,090	911,828
Entergy Corp.	8,060	945,922
Eversource Energy	12,710	1,086,324
Exelon Corp.	46,500	2,246,415
Pinnacle West Capital Corp.	5,580	541,651
PPL Corp.	39,370	1,239,761
Southern Co. (The)	50,530	3,121,238
Xcel Energy, Inc.	19,840	1,287,418
		17,543,040
Electrical Equipment - 1.1%
Eaton Corp. plc	24,180	2,010,567
Emerson Electric Co.	38,440	2,570,098
Rockwell Automation, Inc.	7,440	1,226,112
		5,806,777
Electronic Equipment, Instruments & Components - 0.3%
Avnet, Inc.	3,720	165,484
TE Connectivity Ltd.	15,810	1,473,176
		1,638,660
Equity Real Estate Investment Trusts (REITs) - 5.9%
AvalonBay Communities, Inc.	13,330	2,870,349
Duke Realty Corp.	27,280	926,702
Extra Space Storage, Inc.	9,920	1,158,854
HCP, Inc.	61,380	2,186,969
Host Hotels & Resorts, Inc.	115,630	1,999,243
Kimco Realty Corp.	30,690	640,807
Park Hotels & Resorts, Inc.	26,040	650,219
Prologis, Inc.	47,740	4,068,403
Public Storage	30,690	7,527,336
Simon Property Group, Inc.	55,800	8,685,270
WP Carey, Inc.	13,640	1,220,780
		31,934,932
Food & Staples Retailing - 0.8%
Sysco Corp.	21,700	1,722,980
Walgreens Boots Alliance, Inc.	49,600	2,743,376
		4,466,356
Food Products - 0.7%
General Mills, Inc.	29,760	1,640,371
Hormel Foods Corp.	15,500	677,815
Ingredion, Inc.	4,030	329,412
JM Smucker Co. (The)	4,030	443,381

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Kellogg Co.	9,610	618,404
		3,709,383
Gas Utilities - 0.1%
Atmos Energy Corp.	4,030	458,977

Health Care Equipment & Supplies - 1.0%
Medtronic plc	49,910	5,421,224

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	13,640	643,672
UnitedHealth Group, Inc.	34,410	7,477,981
		8,121,653
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	21,390	934,957
Darden Restaurants, Inc.	8,990	1,062,798
McDonald's Corp.	37,200	7,987,212
Starbucks Corp.	56,110	4,961,246
Vail Resorts, Inc.	1,550	352,718
Yum! Brands, Inc.	11,780	1,336,205
		16,635,136
Household Durables - 0.2%
Garmin Ltd.	9,610	813,871
Leggett & Platt, Inc.	9,610	393,433
		1,207,304
Household Products - 5.7%
Clorox Co. (The)	9,300	1,412,391
Colgate-Palmolive Co.	62,310	4,580,408
Kimberly-Clark Corp.	27,590	3,919,160
Procter & Gamble Co. (The)	168,950	21,014,001
		30,925,960
Industrial Conglomerates - 2.6%
3M Co.	46,810	7,695,564
Honeywell International, Inc.	37,200	6,294,240
		13,989,804
Insurance - 1.2%
Fidelity National Financial, Inc.	29,140	1,294,107
Marsh & McLennan Cos., Inc.	52,080	5,210,604
		6,504,711
IT Services - 3.8%
Accenture plc, Class A	30,380	5,843,593
Amdocs Ltd.	7,130	471,364
Automatic Data Processing, Inc.	23,870	3,853,096
International Business Machines Corp.	39,990	5,815,346
Paychex, Inc.	30,690	2,540,211
Western Union Co. (The)	75,020	1,738,213
		20,261,823
Machinery - 1.4%
Cummins, Inc.	12,090	1,966,680
Dover Corp.	5,270	524,681
Illinois Tool Works, Inc.	23,250	3,638,393
PACCAR, Inc.	12,090	846,421
Pentair plc	7,130	269,514
Snap-on, Inc.	3,410	533,801
		7,779,490
Media - 0.2%
Omnicom Group, Inc.	10,540	825,282

Metals & Mining - 0.1%
Nucor Corp.	11,160	568,156

Multi-Utilities - 2.1%
Ameren Corp.	10,540	843,727
CenterPoint Energy, Inc.	30,690	926,224
CMS Energy Corp.	10,230	654,209
Consolidated Edison, Inc.	13,950	1,317,857
Dominion Energy, Inc.	41,850	3,391,524
DTE Energy Co.	8,990	1,195,310
Public Service Enterprise Group, Inc.	24,180	1,501,094
WEC Energy Group, Inc.	13,020	1,238,202
		11,068,147
Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	150,350	17,831,510
Equitrans Midstream Corp.	6,510	94,721
Exxon Mobil Corp.	372,310	26,288,809
Occidental Petroleum Corp.	61,070	2,715,783
Phillips 66	22,320	2,285,568
Valero Energy Corp.	15,500	1,321,220
		50,537,611
Pharmaceuticals - 12.4%
Bristol-Myers Squibb Co.	97,960	4,967,552
Eli Lilly & Co.	49,290	5,512,101
Johnson & Johnson	204,929	26,513,714
Merck & Co., Inc.	167,089	14,065,552
Pfizer, Inc.	430,280	15,459,960
		66,518,879
Professional Services - 0.1%
Robert Half International, Inc.	5,580	310,583

Road & Rail - 1.0%
Union Pacific Corp.	32,550	5,272,449

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	240,870	12,412,031
Maxim Integrated Products, Inc.	16,740	969,414
Texas Instruments, Inc.	60,760	7,852,622
		21,234,067
Software - 0.8%
Oracle Corp.	77,810	4,281,884

Specialty Retail - 4.7%
Home Depot, Inc. (The)	76,880	17,837,698
Lowe's Cos., Inc.	28,830	3,170,147
Tiffany & Co.	4,030	373,299
TJX Cos., Inc. (The)	70,680	3,939,703
		25,320,847

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	123,523	27,665,446
HP, Inc.	57,970	1,096,793
		28,762,239
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	9,920	258,416
VF Corp.	15,500	1,379,345
		1,637,761
Tobacco - 3.0%
Altria Group, Inc.	140,740	5,756,266
Philip Morris International, Inc.	135,780	10,309,775
		16,066,041
Trading Companies & Distributors - 0.2%
Fastenal Co.	33,790	1,103,919

TOTAL COMMON STOCKS (Cost $510,793,930)		537,357,742

Total Investments - 99.8% (Cost $510,793,930)		537,357,742
Other Assets Less Liabilities - 0.2%		1,219,511
Net Assets - 100.0%		538,577,253

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Aerospace & Defense - 0.1%
National Presto Industries, Inc.	1,367	121,786

Air Freight & Logistics - 0.2%
Forward Air Corp.	3,578	227,990

Airlines - 0.1%
Copa Holdings SA, Class A	585	57,769
Hawaiian Holdings, Inc.	835	21,927
		79,696
Auto Components - 0.5%
Cooper Tire & Rubber Co.	4,964	129,660
Dana, Inc.	11,815	170,609
Goodyear Tire & Rubber Co. (The)	15,715	226,374
		526,643
Automobiles - 0.8%
Thor Industries, Inc.	14,494	820,940

Banks - 3.9%
Bank of Hawaii Corp.	2,264	194,546
Cadence BanCorp	7,112	124,744
Cathay General Bancorp	5,029	174,682
City Holding Co.	914	69,693
Community Trust Bancorp, Inc.	984	41,899
CVB Financial Corp.	7,982	166,584
First Financial Bancorp	5,895	144,280
First Hawaiian, Inc.	7,794	208,100
First Horizon National Corp.	17,534	284,051
First Merchants Corp.	3,276	123,292
FNB Corp.	18,873	217,606
Great Western Bancorp, Inc.	3,283	108,339
Home BancShares, Inc.	9,596	180,357
International Bancshares Corp.	3,054	117,945
PacWest Bancorp	9,261	336,545
S&T Bancorp, Inc.	1,940	70,868
Sandy Spring Bancorp, Inc.	2,205	74,331
Stock Yards Bancorp, Inc.	1,193	43,771
Synovus Financial Corp.	8,021	286,831
TCF Financial Corp.	8,402	319,864
Umpqua Holdings Corp.	13,664	224,909
United Bankshares, Inc.	5,746	217,601
Washington Trust Bancorp, Inc.	1,002	48,407
WesBanco, Inc.	3,057	114,240
		3,893,485
Building Products - 3.3%
AO Smith Corp.	31,403	1,498,237
Apogee Enterprises, Inc.	1,745	68,038
Lennox International, Inc.	4,639	1,127,138
Quanex Building Products Corp.	3,011	54,439
Simpson Manufacturing Co., Inc.	8,003	555,168
		3,303,020
Capital Markets - 10.2%
Artisan Partners Asset Management, Inc., Class A	20,620	582,309
BGC Partners, Inc., Class A	60,102	330,561
Brightsphere Investment Group, Inc.	21,733	215,374
Cohen & Steers, Inc.	7,082	389,014
Eaton Vance Corp.	39,083	1,755,999
Evercore, Inc., Class A	12,076	967,287
FactSet Research Systems, Inc.	4,294	1,043,313
Federated Investors, Inc., Class B	34,187	1,108,001
Janus Henderson Group plc	42,785	960,951
Lazard Ltd., Class A	37,324	1,306,340
LPL Financial Holdings, Inc.	6,904	565,438
Moelis & Co., Class A	17,087	561,308
Virtu Financial, Inc., Class A	4,597	75,207
Waddell & Reed Financial, Inc., Class A	22,938	394,075
		10,255,177
Chemicals - 4.5%
Cabot Corp.	10,148	459,907
HB Fuller Co.	3,288	153,089
Huntsman Corp.	32,846	763,998
Innophos Holdings, Inc.	2,360	76,606
Innospec, Inc.	1,710	152,430
NewMarket Corp.	825	389,474
Olin Corp.	18,261	341,846
Orion Engineered Carbons SA	4,872	81,411
PolyOne Corp.	7,308	238,606
Quaker Chemical Corp.	1,035	163,675
RPM International, Inc.	9,067	623,900
Sensient Technologies Corp.	2,771	190,229
Tredegar Corp.	4,700	91,744
Trinseo SA	3,327	142,895
Valvoline, Inc.	28,625	630,609
		4,500,419
Commercial Services & Supplies - 4.7%
ABM Industries, Inc.	11,062	401,772
Brady Corp., Class A	9,421	499,784
Covanta Holding Corp.	10,885	188,202
Deluxe Corp.	5,042	247,865
Healthcare Services Group, Inc.	49,433	1,200,728
Herman Miller, Inc.	9,553	440,298
HNI Corp.	9,619	341,474
KAR Auction Services, Inc.	21,386	525,026
McGrath RentCorp	2,675	186,153
MSA Safety, Inc.	5,239	571,627
Steelcase, Inc., Class A	5,803	106,775
		4,709,704
Communications Equipment - 0.3%
ADTRAN, Inc.	26,179	297,001

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 0.1%
Comfort Systems USA, Inc.	2,443	108,054

Consumer Finance - 0.3%
FirstCash, Inc.	2,952	270,610

Containers & Packaging - 1.2%
Greif, Inc., Class A	2,341	88,700
Myers Industries, Inc.	5,229	92,292
Sonoco Products Co.	16,985	988,697
		1,169,689
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,616	116,128

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	840	49,031
Cogent Communications Holdings, Inc.	13,887	765,174
		814,205
Electric Utilities - 2.9%
ALLETE, Inc.	4,118	359,954
El Paso Electric Co.	2,011	134,898
Hawaiian Electric Industries, Inc.	7,904	360,502
IDACORP, Inc.	3,564	401,556
MGE Energy, Inc.	1,759	140,491
OGE Energy Corp.	18,068	819,926
Otter Tail Corp.	3,068	164,905
PNM Resources, Inc.	3,343	174,103
Portland General Electric Co.	5,937	334,669
		2,891,004
Electrical Equipment - 0.8%
AZZ, Inc.	2,008	87,469
nVent Electric plc	25,811	568,874
Regal Beloit Corp.	2,644	192,615
		848,958
Electronic Equipment, Instruments & Components - 3.3%
AVX Corp.	13,735	208,772
Badger Meter, Inc.	3,647	195,844
Benchmark Electronics, Inc.	5,095	148,061
Dolby Laboratories, Inc., Class A	8,608	556,421
FLIR Systems, Inc.	18,121	952,983
National Instruments Corp.	28,842	1,211,076
		3,273,157
Energy Equipment & Services - 0.0%(a)
RPC, Inc.	6,859	38,479

Entertainment - 0.5%
Cinemark Holdings, Inc.	13,400	517,776

Food & Staples Retailing - 0.3%
PriceSmart, Inc.	2,255	160,331
Weis Markets, Inc.	2,846	108,546
		268,877
Food Products - 1.6%
B&G Foods, Inc.	5,179	97,935
Calavo Growers, Inc.	1,093	104,032
Cal-Maine Foods, Inc.	4,571	182,634
Flowers Foods, Inc.	15,324	354,444
J&J Snack Foods Corp.	1,324	254,208
Lancaster Colony Corp.	3,789	525,345
Tootsie Roll Industries, Inc.	1,483	55,079
		1,573,677
Gas Utilities - 2.6%
National Fuel Gas Co.	5,703	267,585
New Jersey Resources Corp.	8,857	400,513
Northwest Natural Holding Co.	1,468	104,727
ONE Gas, Inc.	3,411	327,831
Southwest Gas Holdings, Inc.	2,229	202,928
Spire, Inc.	2,783	242,789
UGI Corp.	20,551	1,033,099
		2,579,472
Health Care Providers & Services - 3.0%
Encompass Health Corp.	34,516	2,184,172
Patterson Cos., Inc.	47,267	842,298
		3,026,470
Hotels, Restaurants & Leisure - 6.8%
BJ's Restaurants, Inc.	2,328	90,420
Bloomin' Brands, Inc.	6,669	126,244
Brinker International, Inc.	12,399	529,065
Cheesecake Factory, Inc. (The)	16,266	677,967
Cracker Barrel Old Country Store, Inc.	8,884	1,444,983
Dave & Buster's Entertainment, Inc.	2,992	116,538
Dine Brands Global, Inc.	1,704	129,265
Dunkin' Brands Group, Inc.	8,894	705,828
Extended Stay America, Inc.	20,415	298,876
International Speedway Corp., Class A	1,633	73,501
Jack in the Box, Inc.	1,920	174,950
Six Flags Entertainment Corp.	14,252	723,859
Texas Roadhouse, Inc.	15,921	836,171
Wendy's Co. (The)	15,508	309,850
Wyndham Destinations, Inc.	14,026	645,477
		6,882,994
Household Durables - 0.4%
Ethan Allen Interiors, Inc.	7,334	140,079
La-Z-Boy, Inc.	3,966	133,218
Tupperware Brands Corp.	6,386	101,346
		374,643
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	4,982	262,651
WD-40 Co.	2,448	449,306
		711,957
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc	2,640	63,597

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Pattern Energy Group, Inc., Class A	4,948	133,250
		196,847
Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	5,110	743,710
Raven Industries, Inc.	4,481	149,934
		893,644
Insurance - 2.1%
Assured Guaranty Ltd.	6,921	307,708
Employers Holdings, Inc.	2,534	110,432
First American Financial Corp.	17,726	1,046,011
Hanover Insurance Group, Inc. (The)	2,625	355,792
Safety Insurance Group, Inc.	2,709	274,503
		2,094,446
IT Services - 3.2%
Jack Henry & Associates, Inc.	8,107	1,183,379
ManTech International Corp., Class A	4,421	315,704
MAXIMUS, Inc.	7,170	553,954
NIC, Inc.	31,119	642,607
Sabre Corp.	20,828	466,443
TTEC Holdings, Inc.	1,005	48,119
		3,210,206
Leisure Products - 0.1%
Acushnet Holdings Corp.	3,861	101,930

Machinery - 7.6%
Allison Transmission Holdings, Inc.	10,174	478,687
Crane Co.	3,837	309,377
Donaldson Co., Inc.	19,487	1,014,883
EnPro Industries, Inc.	1,577	108,261
Franklin Electric Co., Inc.	4,051	193,678
Graco, Inc.	30,506	1,404,496
Hillenbrand, Inc.	17,832	550,652
ITT, Inc.	6,949	425,209
Kennametal, Inc.	5,648	173,620
Lincoln Electric Holdings, Inc.	13,872	1,203,535
Lindsay Corp.	675	62,674
Mueller Industries, Inc.	3,836	110,017
Oshkosh Corp.	6,080	460,864
Toro Co. (The)	15,618	1,144,799
		7,640,752
Media - 0.5%
John Wiley & Sons, Inc., Class A	7,012	308,107
New Media Investment Group, Inc.	3,634	32,015
Scholastic Corp.	4,810	181,626
		521,748
Metals & Mining - 1.9%
Compass Minerals International, Inc.	4,978	281,207
Kaiser Aluminum Corp.	2,783	275,434
Reliance Steel & Aluminum Co.	10,836	1,079,916
Schnitzer Steel Industries, Inc., Class A	4,471	92,371
Worthington Industries, Inc.	4,208	151,698
		1,880,626
Multi-Utilities - 0.6%
Avista Corp.	3,720	180,197
Black Hills Corp.	2,568	197,042
NorthWestern Corp.	2,753	206,613
		583,852
Oil, Gas & Consumable Fuels - 1.4%
Antero Midstream Corp.	44,865	332,001
CVR Energy, Inc.	4,434	195,229
Delek US Holdings, Inc.	11,366	412,586
PBF Energy, Inc., Class A	17,314	470,767
		1,410,583
Paper & Forest Products - 1.5%
Boise Cascade Co.	2,491	81,182
Domtar Corp.	13,488	483,005
Louisiana-Pacific Corp.	24,623	605,233
Neenah, Inc.	3,246	211,380
Schweitzer-Mauduit International, Inc.	4,163	155,863
		1,536,663
Personal Products - 0.7%
Inter Parfums, Inc.	3,138	219,566
Medifast, Inc.	2,263	234,514
Nu Skin Enterprises, Inc., Class A	6,594	280,443
		734,523
Professional Services - 1.1%
Exponent, Inc.	4,337	303,156
Forrester Research, Inc.	7,075	227,391
Insperity, Inc.	3,660	360,949
Kelly Services, Inc., Class A	3,766	91,213
Korn Ferry	4,066	157,110
		1,139,819
Road & Rail - 0.5%
Ryder System, Inc.	3,670	189,996
Schneider National, Inc., Class B	5,929	128,778
Werner Enterprises, Inc.	4,075	143,847
		462,621
Semiconductors & Semiconductor Equipment - 9.1%
Cabot Microelectronics Corp.	12,752	1,800,710
Cypress Semiconductor Corp.	105,462	2,461,483
Kulicke & Soffa Industries, Inc.	41,725	979,703
MKS Instruments, Inc.	13,728	1,266,820
Monolithic Power Systems, Inc.	12,706	1,977,435
Power Integrations, Inc.	6,921	625,866
		9,112,017
Software - 2.5%
LogMeIn, Inc.	21,210	1,505,062
Progress Software Corp.	26,287	1,000,483
		2,505,545

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	37,858	614,057
Bed Bath & Beyond, Inc.	19,715	209,768
Buckle, Inc. (The)	8,397	172,978
Children's Place, Inc. (The)	3,353	258,147
Designer Brands, Inc., Class A	14,650	250,808
Dick's Sporting Goods, Inc.	13,230	539,916
GameStop Corp., Class A	13,869	76,557
Guess?, Inc.	5,553	102,897
Penske Automotive Group, Inc.	2,657	125,623
Signet Jewelers Ltd.	7,571	126,890
Williams-Sonoma, Inc.	22,341	1,518,741
		3,996,382
Textiles, Apparel & Luxury Goods - 1.8%
Carter's, Inc.	8,751	798,178
Columbia Sportswear Co.	2,219	214,999
Oxford Industries, Inc.	2,297	164,695
Steven Madden Ltd.	16,672	596,691
		1,774,563
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp.	70,699	889,394
New York Community Bancorp, Inc.	25,308	317,615
Northwest Bancshares, Inc.	6,306	103,355
Oritani Financial Corp.	2,916	51,599
Provident Financial Services, Inc.	3,654	89,633
TFS Financial Corp.	2,750	49,555
TrustCo Bank Corp.	4,967	40,481
Walker & Dunlop, Inc.	3,228	180,542
		1,722,174
Tobacco - 0.5%
Universal Corp.	4,372	239,630
Vector Group Ltd.	23,881	284,423
		524,053
Trading Companies & Distributors - 3.2%
Applied Industrial Technologies, Inc.	4,234	240,491
Kaman Corp.	2,309	137,293
MSC Industrial Direct Co., Inc., Class A	11,414	827,858
Watsco, Inc.	11,721	1,982,959
		3,188,601
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Corp.	8,577	338,534

Water Utilities - 0.4%
Aqua America, Inc.	9,422	422,388

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	8,444	217,855

TOTAL COMMON STOCKS (Cost $101,372,476)		100,412,383

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Chemicals - 0.0%
A Schulman, Inc., CVR*‡(b)(c) (Cost $–)	5,220	—

Total Investments - 100.0% (Cost $101,372,476)		100,412,383
Other Assets Less Liabilities - 0.0%(a)		48,040
Net Assets - 100.0%		100,460,423

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Illiquid security.

Abbreviations

CVR	Contingent Value Rights

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares Global Internet Giants ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Entertainment - 7.9%
Activision Blizzard, Inc.	1,464	77,475
Bilibili, Inc., ADR*	44,857	633,381
Electronic Arts, Inc.*	1,198	117,189
NetEase, Inc., ADR	828	220,397
Netflix, Inc.*	3,655	978,151
Spotify Technology SA*	3,828	436,392
Tencent Music Entertainment Group, ADR*	49,055	626,432
Zynga, Inc., Class A*	88,537	515,285
		3,604,702
Interactive Media & Services - 25.9%
Alphabet, Inc., Class A*	2,332	2,847,698
Autohome, Inc., ADR*	2,483	206,412
Baidu, Inc., ADR*	1,623	166,779
Facebook, Inc., Class A*	14,914	2,655,885
IAC/InterActiveCorp*	1,136	247,614
Match Group, Inc.	5,158	368,488
Momo, Inc., ADR	8,491	263,051
Pinterest, Inc., Class A*	24,176	639,455
Snap, Inc., Class A*	47,040	743,232
Tencent Holdings Ltd.	50,100	2,110,241
Twitter, Inc.*	7,716	317,899
YY, Inc., ADR*	8,461	475,762
Z Holdings Corp.	53,000	149,082
Zillow Group, Inc., Class C*	21,106	629,381
		11,820,979
Internet & Direct Marketing Retail - 25.8%
Alibaba Group Holding Ltd., ADR*	16,156	2,701,768
Amazon.com, Inc.*	1,562	2,711,491
Booking Holdings, Inc.*	119	233,551
Ctrip.com International Ltd., ADR*	10,313	302,068
Delivery Hero SE*	13,999	622,067
eBay, Inc.	2,748	107,117
Etsy, Inc.*	8,433	476,465
Expedia Group, Inc.	1,301	174,867
GrubHub, Inc.*	7,477	420,282
JD.com, Inc., ADR*	11,684	329,606
Just Eat plc*	46,050	379,186
Meituan Dianping, Class B*	85,700	875,650
MercadoLibre, Inc.*	1,457	803,142
Rakuten, Inc.	27,200	268,036
Takeaway.com NV*	7,601	606,580
Wayfair, Inc., Class A*	4,308	483,013
Zalando SE*	6,305	287,871
		11,782,760
IT Services - 6.9%
MongoDB, Inc.*	4,992	601,436
Okta, Inc.*	5,683	559,548
Shopify, Inc., Class A*	2,423	754,534
Twilio, Inc., Class A*	6,250	687,250
VeriSign, Inc.*	631	119,026
Wix.com Ltd.*	3,703	432,288
		3,154,082
Software - 33.4%
Adobe, Inc.*	2,836	783,445
Anaplan, Inc.*	11,904	559,488
Atlassian Corp. plc, Class A*	5,315	666,714
Avalara, Inc.*	6,398	430,521
Coupa Software, Inc.*	4,457	577,493
DocuSign, Inc.*	8,700	538,704
Elastic NV*	6,913	569,216
Fortinet, Inc.*	2,989	229,436
HubSpot, Inc.*	2,666	404,192
Intuit, Inc.	986	262,217
Microsoft Corp.	15,650	2,175,819
Palo Alto Networks, Inc.*	1,915	390,334
Proofpoint, Inc.*	2,873	370,761
RingCentral, Inc., Class A*	3,594	451,622
salesforce.com, Inc.*	6,833	1,014,291
ServiceNow, Inc.*	3,111	789,727
Smartsheet, Inc., Class A*	16,020	577,201
Splunk, Inc.*	3,886	458,004
Temenos AG (Registered)*	1,518	254,231
Trade Desk, Inc. (The), Class A*	2,763	518,201
VMware, Inc., Class A	1,545	231,843
Workday, Inc., Class A*	3,075	522,627
Xero Ltd.*	12,999	546,107
Zendesk, Inc.*	7,805	568,828
Zoom Video Communications, Inc., Class A*	9,670	736,854
Zscaler, Inc.*	13,049	616,696
		15,244,572
TOTAL COMMON STOCKS (Cost $45,179,536)		45,607,095

Total Investments - 99.9% (Cost $45,179,536)		45,607,095
Other Assets Less Liabilities - 0.1%		22,938
Net Assets - 100.0%		45,630,033

*	Non-income producing security.

Abbreviations

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares Global Internet Giants ETF

Schedule of Investments

September 30, 2019 (Unaudited)

O'Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of September 30, 2019:

Argentina	1.8%
Canada	1.7%
China	19.5%
Germany	2.0%
Israel	0.9%
Japan	0.9%
Netherlands	1.3%
New Zealand	1.2%
Switzerland	0.6%
United Kingdom	0.8%
United States	69.2%
Other(1)	0.1%
100.0%

(1)	Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 0.7%
BAE Systems plc	14,637	102,812
Meggitt plc	2,940	23,006
Thales SA	441	50,722
		176,540
Airlines - 0.1%
Deutsche Lufthansa AG (Registered)	672	10,681
International Consolidated Airlines Group SA	2,772	16,226
		26,907
Auto Components - 0.8%
Cie Generale des Etablissements Michelin SCA	756	84,397
Continental AG	609	78,145
Nokian Renkaat OYJ	1,071	30,218
		192,760
Beverages - 1.9%
Carlsberg A/S, Class B	357	52,779
Diageo plc	10,416	427,812
		480,591
Building Products - 0.9%
Cie de Saint-Gobain	2,436	95,606
Geberit AG (Registered)	252	120,447
		216,053
Capital Markets - 2.1%
3i Group plc	18,123	260,514
Amundi SA	462	32,235
Ashmore Group plc	4,242	26,451
DWS Group GmbH & Co. KGaA	231	6,830
Euronext NV	462	37,801
Partners Group Holding AG	231	177,405
		541,236
Chemicals - 2.9%
Air Liquide SA	1,491	212,289
BASF SE	4,053	283,319
Clariant AG (Registered)*	693	13,503
Croda International plc	462	27,669
EMS-Chemie Holding AG (Registered)	42	26,178
Evonik Industries AG	1,092	26,965
FUCHS PETROLUB SE	252	9,162
FUCHS PETROLUB SE (Preference)	441	16,568
Koninklijke DSM NV	672	80,881
Solvay SA	273	28,274
		724,808
Commercial Services & Supplies - 0.3%
Babcock International Group plc	1,995	13,718
ISS A/S	1,008	24,948
Securitas AB, Class B	1,134	17,393
Societe BIC SA	378	25,385
		81,444
Construction & Engineering - 1.7%
Boskalis Westminster	294	6,135
Bouygues SA	1,239	49,640
HOCHTIEF AG	168	19,158
Skanska AB, Class B	3,255	66,013
Vinci SA	2,604	280,538
		421,484
Construction Materials - 0.2%
HeidelbergCement AG	504	36,440
Imerys SA	231	9,288
		45,728
Distributors - 0.1%
Inchcape plc	3,381	26,311

Diversified Financial Services - 0.1%
Sofina SA	147	32,693

Diversified Telecommunication Services - 6.3%
BT Group plc	73,206	161,100
Deutsche Telekom AG (Registered)	20,601	345,737
Elisa OYJ	1,197	61,725
Infrastrutture Wireless Italiane SpA	1,953	20,270
Koninklijke KPN NV	19,845	61,898
Orange SA	13,377	209,931
Proximus SADP	1,680	49,910
Swisscom AG (Registered)	252	124,414
Telefonica Deutschland Holding AG	7,119	19,853
Telefonica SA	30,744	234,653
Telekom Austria AG*	1,050	7,635
Telenor ASA	7,959	159,908
Telia Co. AB	26,985	120,953
		1,577,987
Electric Utilities - 3.7%
Acciona SA	126	13,338
EDP - Energias de Portugal SA	16,947	65,810
Endesa SA	3,633	95,611
Enel SpA	66,885	499,561
Fortum OYJ	1,596	37,740
Red Electrica Corp. SA	4,599	93,433
SSE plc	3,990	61,240
Terna Rete Elettrica Nazionale SpA	10,101	64,905
		931,638
Electrical Equipment - 1.8%
ABB Ltd. (Registered)	7,266	142,893
Legrand SA	1,092	77,954
Schneider Electric SE	2,604	228,530

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Signify NV	567	15,596
		464,973
Equity Real Estate Investment Trusts (REITs) - 2.8%
Covivio	546	57,799
Gecina SA	840	132,054
Klepierre SA	2,583	87,746
Merlin Properties Socimi SA	5,817	81,237
Segro plc	21,420	214,018
Unibail-Rodamco-Westfield	987	143,918
		716,772
Food & Staples Retailing - 1.4%
Colruyt SA	420	23,022
ICA Gruppen AB	462	21,370
Jeronimo Martins SGPS SA	966	16,303
Kesko OYJ, Class B	294	18,577
Koninklijke Ahold Delhaize NV	9,807	245,426
Wm Morrison Supermarkets plc	12,495	30,841
		355,539
Food Products - 5.9%
Associated British Foods plc	1,491	42,315
Leroy Seafood Group ASA	987	6,003
Mowi ASA	2,562	59,186
Nestle SA (Registered)	11,508	1,249,648
Orkla ASA	8,337	75,938
Salmar ASA	315	13,833
Tate & Lyle plc	3,318	30,093
		1,477,016
Gas Utilities - 1.0%
Enagas SA	2,625	60,841
Italgas SpA	3,108	20,066
Naturgy Energy Group SA	2,814	74,671
Rubis SCA	504	29,286
Snam SpA	15,015	75,856
		260,720
Health Care Equipment & Supplies - 1.0%
Coloplast A/S, Class B	693	83,481
Koninklijke Philips NV	3,381	156,654
		240,135
Hotels, Restaurants & Leisure - 0.6%
Carnival plc	1,092	45,349
InterContinental Hotels Group plc	924	57,786
Sodexo SA	315	35,372
		138,507
Household Durables - 0.7%
Barratt Developments plc	4,179	33,371
Bellway plc	672	27,708
Electrolux AB, Series B	1,134	26,919
Persimmon plc	2,247	60,087
Taylor Wimpey plc	18,102	36,026
		184,111
Household Products - 0.4%
Henkel AG & Co. KGaA	420	38,462
Henkel AG & Co. KGaA (Preference)	630	62,364
		100,826
Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE	840	27,555

Industrial Conglomerates - 1.7%
Investment AB Latour, Class B	1,029	13,563
Siemens AG (Registered)	3,948	422,879
		436,442
Insurance - 2.1%
Admiral Group plc	5,628	146,891
Direct Line Insurance Group plc	33,306	123,211
Gjensidige Forsikring ASA	1,323	26,261
Sampo OYJ, Class A	6,090	242,202
		538,565
Machinery - 3.0%
Aalberts NV	399	15,816
Alfa Laval AB	1,449	28,635
Alstom SA	2,688	111,445
GEA Group AG	777	20,982
Georg Fischer AG (Registered)	21	18,207
IMI plc	1,470	17,394
Kone OYJ, Class B	3,381	192,555
OC Oerlikon Corp. AG (Registered)	1,197	12,016
Rational AG	21	15,064
Sandvik AB	5,922	92,364
Schindler Holding AG	168	37,605
Schindler Holding AG (Registered)	84	18,752
SKF AB, Class B	2,121	35,098
Trelleborg AB, Class B	1,218	17,108
Volvo AB, Class B	5,523	77,659
Wartsila OYJ Abp	3,339	37,403
Zardoya Otis SA	2,205	14,976
		763,079
Marine - 0.4%
Kuehne + Nagel International AG (Registered)	672	99,066

Media - 0.9%
Axel Springer SE	126	8,695
ITV plc	27,132	42,094
Lagardere SCA	525	11,619
ProSiebenSat.1 Media SE	756	10,418
Publicis Groupe SA	1,155	56,814
RTL Group SA	546	26,262
WPP plc	6,552	82,194
		238,096
Metals & Mining - 1.4%
Norsk Hydro ASA	4,893	17,233
Rio Tinto plc	6,531	338,746
		355,979

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail - 0.3%
Marks & Spencer Group plc	12,348	28,067
Next plc	525	40,021
		68,088
Multi-Utilities - 2.8%
A2A SpA	12,873	23,634
Centrica plc	44,772	40,684
Engie SA	13,104	214,004
Hera SpA	5,271	21,641
National Grid plc	27,615	300,110
Suez	2,289	35,997
Veolia Environnement SA	3,003	76,150
		712,220
Oil, Gas & Consumable Fuels - 12.8%
BP plc	108,276	688,224
Eni SpA	11,970	183,140
Equinor ASA	7,392	140,787
Galp Energia SGPS SA	2,730	41,147
OMV AG	504	27,056
Polski Koncern Naftowy ORLEN SA	1,701	41,876
Polskie Gornictwo Naftowe i Gazownictwo SA	13,398	15,720
Repsol SA	4,452	69,600
Royal Dutch Shell plc, Class A	23,331	685,419
Royal Dutch Shell plc, Class B	20,202	596,482
TOTAL SA	14,091	735,610
		3,225,061
Paper & Forest Products - 0.7%
Mondi plc	3,717	71,363
Svenska Cellulosa AB SCA, Class B	1,911	17,061
UPM-Kymmene OYJ	3,108	91,892
		180,316
Personal Products - 5.3%
L'Oreal SA	1,008	282,313
Unilever NV	9,765	587,116
Unilever plc	7,539	454,296
		1,323,725
Pharmaceuticals - 15.5%
GlaxoSmithKline plc	42,735	918,747
Novartis AG (Registered)	13,923	1,208,340
Novo Nordisk A/S, Class B	8,463	435,165
Orion OYJ, Class B	651	24,287
Recordati SpA	567	24,330
Roche Holding AG	4,284	1,247,844
Roche Holding AG - BR	168	48,657
		3,907,370
Professional Services - 1.9%
Adecco Group AG (Registered)	1,239	68,613
Bureau Veritas SA	1,806	43,513
DKSH Holding AG	273	13,640
Randstad NV	672	33,033
RELX plc	8,841	210,541
SGS SA (Registered)	42	104,205
		473,545
Real Estate Management & Development - 3.6%
Aroundtown SA	17,892	146,372
Castellum AB	4,809	103,104
Deutsche Wohnen SE	4,305	157,179
LEG Immobilien AG	1,113	127,406
PSP Swiss Property AG (Registered)	315	40,025
Swiss Prime Site AG (Registered)*	546	53,469
Vonovia SE	5,586	283,483
		911,038
Software - 0.2%
Sage Group plc (The)	5,061	43,120

Specialty Retail - 1.3%
Dufry AG (Registered)*	84	7,032
Fielmann AG	210	15,465
Hennes & Mauritz AB, Class B	5,775	112,092
Industria de Diseno Textil SA	4,473	138,492
Kingfisher plc	23,919	60,955
		334,036
Textiles, Apparel & Luxury Goods - 0.9%
HUGO BOSS AG	294	15,754
Kering SA	357	181,971
Swatch Group AG (The)	84	22,315
		220,040
Tobacco - 2.4%
British American Tobacco plc	10,941	405,489
Imperial Brands plc	7,035	158,491
Swedish Match AB	903	37,389
		601,369
Trading Companies & Distributors - 0.9%
Bunzl plc	1,680	43,993
Ferguson plc	1,953	143,053
Howden Joinery Group plc	2,289	15,807
Travis Perkins plc	1,302	20,714
		223,567
Transportation Infrastructure - 0.8%
Abertis Infraestructuras SA*(a)(b)	5,576	39,331
Aena SME SA	651	119,233
Aeroports de Paris	126	22,418
Flughafen Zurich AG (Registered)	84	15,568
Fraport AG Frankfurt Airport Services Worldwide	147	12,471
		209,021
Water Utilities - 0.5%
Pennon Group plc	3,171	32,316
Severn Trent plc	1,680	44,821
United Utilities Group plc	4,872	49,579
		126,716

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Wireless Telecommunication Services - 1.8%
Vodafone Group plc	224,070	447,317

TOTAL COMMON STOCKS (Cost $25,618,514)		24,880,110

Total Investments - 98.7% (Cost $25,618,514)		24,880,110
Other Assets Less Liabilities - 1.3%		320,473
Net Assets - 100.0%		25,200,583

*	Non-income producing security.
(a)	Security fair valued as of September 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2019 amounted to $39,331, which represents approximately 0.16% of net assets of the Fund.
(b)	Illiquid security.

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

O'Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2019:

Australia	1.4%
Austria	0.1%
Belgium	0.5%
Denmark	2.4%
Finland	2.9%
France	14.3%
Germany	8.8%
Italy	3.7%
Luxembourg	0.1%
Netherlands	7.7%
Norway	2.0%
Poland	0.2%
Portugal	0.5%
Spain	4.1%
Sweden	3.1%
Switzerland	19.3%
United Kingdom	26.8%
United States	0.8%
Other(1)	1.3%
100.0%

(1)	Includes cash and any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2019 (Unaudited)

1.	Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Europe Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act. O’Shares Investment Advisers, LLC (the "Adviser") is the investment adviser to each fund.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

2.	Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release called for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosures in these financial statements to reflect the amendments, which were effective August 1, 2017. The first filing compliance date for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such

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Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between:

(1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2019 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O'Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$537,357,742	$—	$—	$537,357,742
Total Investments	$537,357,742	$—	$—	$537,357,742

O'Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$100,412,383	$—	$—	$100,412,383
Rights	—	—	—	—
Total Investments	$100,412,383	$—	$—	$100,412,383

O'Shares Global Internet Giants ETF
Investments
Common Stocks*	$45,607,095	$—	$—	$45,607,095
Total Investments	$45,607,095	$—	$—	$45,607,095

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Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O'Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks
Transportation Infrastructure	$169,690	$39,331	$—	$209,021
Other*	24,671,089	—	—	24,671,089
Total Investments	$24,840,779	$39,331	$—	$24,880,110

* See Schedules of Investments for segregation by industry type.

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

3.	Principal Risks

Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material

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Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

adverse impact on the value and risk profile of the Fund’s portfolio.

Flash Crash Risk. Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Market Events Risk. The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. A Fund's Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund's principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund's performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider's methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Non-Diversification Risk. The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence

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Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund's Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

The Funds’ prospectus contain additional information regarding the principal risks associated with an investment in a Fund.

4.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

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Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

6.	Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
November 25, 2019

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 25, 2019